091-07994/m

For Internal Use Only
Sec File No. 9-

Submit 1 Original
and 9 Copies

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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 19b-4(e)

Information Required of a Self-Regulatory Organization Listing and Trading a New Derivative Securities Product Pursuant to Rule 19b-4(e) Under the Securities Exchange Act of 1934

READ ALL INSTRUCTIONS PRIOR TO COMPLETING FORM

10046620

Part I **Initial Listing Report**

1. Name of Self-Regulatory Organization Trading New Derivative Securities Product:
   National Stock Exchange, Inc.
2. Type of Issuer of New Derivative Securities Product (e.g., clearinghouse, broker-dealer, corporation, etc.):
   Trust
3. Class of New Derivative Securities Product:
   Equity
4. Name of Underlying Instrument:
   S-Network Composite Closed-End Fund Index^SM
5. If Underlying Instrument is an Index, State Whether it is Broad-Based or Narrow-Based:
   Narrow-Based
6. Ticker Symbol(s) of New Derivative Securities Product:
   PCEF
7. Market or Markets Upon Which Securities Comprising Underlying Instrument Trades:
   domestic stock exchanges
8. Settlement Methodology of New Derivative Securities Product:
   Cash
9. Position Limits of New Derivative Securities Product (if applicable):

Part II **Execution**

The undersigned represents that the governing body of the above-referenced Self-Regulatory Organization has duly approved, or has duly delegated its approval to the undersigned for, the trading of the above-referenced new derivative securities product according to its relevant trading rules (including unlisted trading privileges), procedures and surveillance programs.

Name of Official Responsible for Form: James C. Yong

Title: Chief Regulatory Officer

Telephone Number: (312) 786-8803

Manual Signature of Official Responsible for Form: [signature]

Date: March 9, 2010

~~Act~~	Securities Exchange Act of 1934
Section	19b-4
Rule	19b-4(e)
Public Availability:	MAR 11 2010

{W1216645.1}SEC 2449 (6-01)

NSX National Stock Exchange

James C. Yong
Chief Regulatory Officer
james.yong@nsx.com

SECURITIES AND EXCHANGE COMMISSION
RECEIVED
MAR 11 2010
DIVISION OF TRADING & MARKETS

March 9, 2010

Ms. Gail Jackson
Division of Trading and Markets
Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549

RE: Securities Exchange Act Forms 19b4-(e)

Dear Ms. Jackson:

Pursuant to Rule 19b4-(e) of the Securities Exchange act of 1934 ("Exchange Act"), enclosed please find one original and nine copies of a completed Form 19b4-(e), executed on behalf of the National Stock Exchange, Inc. ("NSX" or the "Exchange") for each of the following symbols which recently commenced trading on the Exchange:

1. NTCpC
2. NEV
3. NEApC
4. JLS
5. FTT
6. IDE
7. JMT
8. MBF
9. MBC
10. JEM
11. IFO
12. CRO
13. HGI
14. GXG
15. GRI
16. ESR
17. DNO
18. CZM
19. CZI
20. CSLS
21. ANI
22. WCAT
23. PPLT
24. EIF
25. MKN
26. ESK
27. INDY
28. CQQQ
29. UBT
30. PCEF
31. EMT
32. ESM
33. CLY
34. AGR
35. IGOV
36. ISHG
37. GRID
38. OOK

If you have any questions on the enclosed materials, please contact Sheila Vlach at (312) 786-8155.

Very truly yours

James C. Yong

Act	Securities Exchange Act of 1934
Section	19b-4
Rule	19b-4(e)
Public Availability:	MAR 11 2010

Encls

One Financial Place
440 South LaSalle Street Suite 2600
Chicago Illinois 60605

Phone 312.786.8893
Fax 312.939.7239
www.nsx.com